UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/01

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	R. Gregory Gale
Title:	VP, Corporate Operations
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	R. Gregory Gale             Springfield, MA            01/14/02

Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	49

Form 13F Information Table Value Total:	$447828
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES (ABT)      COM              002824100    17232 309086.00SH       SOLE                309086.00
AIR PRODS & CHEMS INC COM      COM              009158106    13931 296974.00SH       SOLE                296974.00
ALBERTSONS INC COM             COM              013104104     6528 207313.00SH       SOLE                207313.00
ALLSTATE CORP (ALL)            COM              020002101     7852 233003.00SH       SOLE                233003.00
AMERICAN EXPRESS CO COM        COM              025816109    11655 326570.00SH       SOLE                326570.00
AMERICAN INT'L GROUP, INC(AIG) COM              026874107    16931 213234.00SH       SOLE                213234.00
ANHEUSER BUSCH COS INC (BUD)   COM              035229103    19932 440876.00SH       SOLE                440876.00
AT&T CORP.(T)                  COM              001957109     3883 214084.00SH       SOLE                214084.00
AT&T WIRELESS SVCS INC COM     COM              00209A106     1007 70069.00 SH       SOLE                 70069.00
BANK NEW YORK INC COM          COM              064057102     5790 141911.00SH       SOLE                141911.00
BANK ONE CP-NEW (ONE)          COM              06423A103     2384 61060.00 SH       SOLE                 61060.00
BECTON DICKINSON CORP (BDX)    COM              075887109    11979 361350.00SH       SOLE                361350.00
BP AMOCO P L C SPONSORED ADR   COM              055622104      340  7311.00 SH       SOLE                  7311.00
BRISTOL MYERS SQUIBB (BMY)     COM              110122108      301  5897.00 SH       SOLE                  5897.00
CARNIVAL CORP.(CCL)            COM              143658102     5053 179960.00SH       SOLE                179960.00
CHEVRONTEXACO CORP COM         COM              166764100    23686 264325.00SH       SOLE                264325.00
CITIGROUP, INC.                COM              172967101    14363 284528.92SH       SOLE                284528.92
COMPUTER SCIENCES CORP COM     COM              205363104    10198 208206.00SH       SOLE                208206.00
CONAGRA, INC.(CAG)             COM              205887102     2063 86809.00 SH       SOLE                 86809.00
CROWN CORK & SEAL INC (CCK)    COM              228255105      179 70550.00 SH       SOLE                 70550.00
DANA CORP COM                  COM              235811106     2771 199675.00SH       SOLE                199675.00
DEERE & CO (DE)                COM              244199105     3886 89001.00 SH       SOLE                 89001.00
DONNELLEY R R & SONS COM       COM              257867101      689 23200.00 SH       SOLE                 23200.00
DUPONT E.I.DE NEMOU (DD)       COM              263534109     7953 187078.00SH       SOLE                187078.00
EXXONMOBIL CORP (XOM)          COM              30231G102    10088 256684.00SH       SOLE                256684.00
FORD MOTOR CO (F)              COM              345370860     4752 302295.00SH       SOLE                302295.00
GENERAL ELECTRIC CO. (GE)      COM              369604103    22589 563603.00SH       SOLE                563603.00
ILLINOIS TOOL WKS INC COM      COM              452308109     9271 136905.00SH       SOLE                136905.00
INTEL CORP (INTC)              COM              458140100    24973 794069.00SH       SOLE                794069.00
INTERNATIONAL BUS MACH COM     COM              459200101    13639 112754.00SH       SOLE                112754.00
KIMBERLY-CLARK CORP.(KMB)      COM              494368103    26752 447363.00SH       SOLE                447363.00
LOWES COS INC COM              COM              548661107    23939 515810.00SH       SOLE                515810.00
MARRIOTT INTL INC NEW CL A     COM              571903202    13444 330725.00SH       SOLE                330725.00
MASCO CORP.(MAS)               COM              574599106    12699 518333.00SH       SOLE                518333.00
MATTEL, INC (MAT)              COM              577081102     3408 198125.00SH       SOLE                198125.00
MAY DEPT STORES CO COM         COM              577778103     5497 148640.00SH       SOLE                148640.00
MICROSOFT CORP COM             COM              594918104      281  4238.00 SH       SOLE                  4238.00
NORFOLK SOUTHERN CORP (NSC)    COM              655844108     2962 161607.00SH       SOLE                161607.00
PEPSICO INC COM                COM              713448108    17667 362841.00SH       SOLE                362841.00
PFIZER, INC (PFE)              COM              717081103      289  7252.00 SH       SOLE                  7252.00
PITNEY BOWES INC COM           COM              724479100    10219 271713.00SH       SOLE                271713.00
SCHERING PLOUGH CORP COM       COM              806605101    19429 542544.00SH       SOLE                542544.00
SONOCO PRODUCTS (SON)          COM              835495102     2090 78625.00 SH       SOLE                 78625.00
SOUTHWEST AIRLINES (LUV)       COM              844741108    13032 705175.00SH       SOLE                705175.00
UNITED PARCEL SERVICE CL B     COM              911312106     7359 135025.00SH       SOLE                135025.00
WACHOVIA CORP (WB)             COM              929903102     2100 66975.00 SH       SOLE                 66975.00
WELLS FARGO & CO (WFC)         COM              949746101     8942 205710.00SH       SOLE                205710.00
XEROX CORP. (XRX)              COM              984121103     1252 120175.00SH       SOLE                120175.00
CHITTENDEN CORPORATION (CHZ)   COM - ON DEPOSIT 170228100      568 20597.00 SH       SOLE                 20597.00